Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital

	Shares
	Number	Amount
As at December 31, 2020	46,166,980	$356,824
Issued pursuant to stock option plan	123,159	381
Issued pursuant to incentive share award plan	150,899	544
Issued pursuant to "At the Market" (ATM) equity distribution agreement(a)(b)	8,401,029	34,168
Issued pursuant to warrant derivative exercised(c)	201,722	687
Share issue costs	—	(1,256)
As at December 31, 2021	55,043,789	$391,348
Issued pursuant to stock option plan	8,333	20
Issued pursuant to incentive share award plan	40,560	98
Issued pursuant to "At the Market" (ATM) equity distribution agreement(b)(d)	6,235,232	13,338
Share issue costs	—	(764)
As at December 31, 2022	61,327,914	$404,040
Issued pursuant to stock option plan	450,391	1,271
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)	4,978,605	10,676
Issued pursuant to public offering(e)	7,667,050	17,724
Share issue costs	—	(2,805)
As at December 31, 2023	74,423,960	$430,906

(a)On June 15, 2020, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allowed us to issue common shares, at prevailing market prices, with an aggregate offering value of up US$40,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. This sales agreement was terminated on March 4, 2021. During the year ended December 31, 2021, we sold 5,685,097 common shares for gross proceeds of $23,413 (US$18,503) at an average price of $4.12 (US$3.25). We received proceeds of $22,711 (US$17,948) after commissions of $702 (US$555). In total, we incurred share issue costs (including commissions) of $707.
(b)On March 5, 2021, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allowed us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$80,000 over a 16-month period through the facilities of the Nasdaq Capital Market in the United States. This sales agreement was terminated on June 16, 2022. During the year ended December 31, 2022, we sold 2,719,770 (2021 - 2,715,932) common shares for gross proceeds of $5,744 (US$4,560) (2021 - $10,755 (US$8,655)) at an average price of $2.11 (US$1.68) (2021 - $3.96
(US$3.19)). We received proceeds of $5,572 (US$4,423) (2021 - $10,432 (US$8,395)) after commissions of $172 (US$137) (2021 - $323 (US$260)). In total, we incurred share issue costs (including commissions) of $209 (2021 - $549).
(c)On August 16, 2019, pursuant to an underwritten public offering, we issued units consisting of common shares and warrants. During the years ended December 31, 2023 and 2022, no warrants were exercised. During the year ended December 31, 2021, 201,722 warrants with a fair value of $456 were exercised for gross proceeds of $231 (US$182).
(d)On June 17, 2022, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$65,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. During the year ended December 31, 2023, we sold 4,978,605 (2022 - 3,515,462) common shares for gross proceeds of $10,676 (US$7,904) (2022 - $7,594 (US$5,632)) at an average price of $2.14 (US$1.59) (2022 - $2.16 (US$1.60)). We received proceeds of $10,356 (US$7,667) (2022 - $7,366 (US$5,463)) after commissions of $320 (US$237) (2022 - $228 (US$169)). In total, we incurred share issue costs (including commissions) of $415 (2022 - $555).
(e)On August 8, 2023, pursuant to an underwritten public offering, we issued 6,667,000 units for gross proceeds of $20,185 (US$15,001) at a price of US$2.25 per unit. On September 7, 2023, pursuant to the over-allotment option exercised by the underwriter, we issued an additional 1,000,050 units for gross proceeds of $3,077 (US$2,250) at a price of US$2.25 per unit. Each unit consisted of one common share and one warrant, which were immediately separable and issued separately in this offering. These warrants were classified as a financial liability (see note 9). Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, which resulted in $17,724 recorded in share capital and an initial warrant derivative liability of $7,360. In consideration of the services rendered by the underwriter, we issued 536,693 compensation warrants (see note 11). In total, we incurred transaction costs of $3,130 (including a fair value of $638 (US$473) for the compensation warrants), of which $2,390 were allocated to share issue costs and $740 were allocated to operating expenses, based on the relative fair values of the common share and warrant of each unit.